RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 HKD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)
Related Party Transaction [Line Items]
Operating lease, expense	$ 20,510	$ 74,000	$ 9,487
Barentsz Asset Management Limited [Member]
Related Party Transaction [Line Items]
Operating lease, expense	18,263
Related Party [Member]
Related Party Transaction [Line Items]
Management fee expense	35,256		53,205	25,000
Related party transaction, amounts of transaction	484,418
Related Party [Member] | Premier Advisory Services Limited [Member]
Related Party Transaction [Line Items]
Consluting income	$ 48,103		$ 40,872
Barentsz Capital Ltd [Member]
Related Party Transaction [Line Items]
Equity interest rate acquired	40.00%	40.00%
Advisory Services Limited [Member] | Lee Yee Tak [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	40.00%	40.00%